[LOGO]
USAA(R)

                        USAA NEW YORK
                                 BOND Fund

                                                                       [GRAPHIC]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
September 30, 2002                                         USAA Tax-Exempt Funds


                                             (C)2002, USAA. All rights reserved.

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                  [GRAPHIC]

                      ...WE BELIEVE THE BEST COURSE
[PHOTO]               OF ACTION IS TO REMAIN PATIENT
                         AND TO EXERCISE PRUDENCE
                      IN INVESTMENT DECISION-MAKING.

                                  [GRAPHIC]

--------------------------------------------------------------------------------

                 Only six months ago, the nation was thought to be on the brink of an economic recovery. Unfortunately, a number of issues, including questions of corporate governance, high-profile bankruptcies, political tensions in the Middle East, and ongoing equity market volatility, have sidetracked that revitalization. The Federal Reserve Board, widely expected to raise short-term interest rates in 2002, not only postponed a rate increase but also signaled its willingness to cut rates again in support of the economy.

                 Given the current level of uncertainty, we believe the best course of action is to remain patient and to exercise prudence in investment decision-making. Until the economy shows clear signs of improvement, interest rates are likely to remain low. Under the circumstances, all of us at USAA are particularly proud of our tax-exempt bond and money market funds for several reasons.

                 First, they are run by an outstanding team of portfolio managers, analysts, and traders.

                 Second, we are very expense-conscious. We understand that fund expenses have a direct impact on performance and how much of the fund's returns you get to keep.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Third, while not blind to total return, we emphasize current income. Over a market cycle, a superior income stream and prudent risk management are important components of a fund's performance.

                 Also, your USAA tax-exempt funds reduce your tax exposure. You told us that you do not want the income from them to be subject to the alternative minimum tax (AMT) for individual taxpayers. And since the inception of these funds, none of them has been subject to the AMT for individuals - a commitment we plan to keep.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for trusting us to help you with your investments. We promise to keep working hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                          2

FINANCIAL INFORMATION

     Portfolio of Investments                                      12

     Notes to Portfolio of Investments                             18

     Financial Statements                                          19

     Notes to Financial Statements                                 22

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA NEW YORK BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in long-term investment-grade New York tax-exempt securities.

----------------------------------------------------------------------------------------
                                                        9/30/02             3/31/02
----------------------------------------------------------------------------------------
Net Assets                                            $128.9 Million     $114.7 Million
Net Asset Value Per Share                                $12.09              $11.37
Tax-Exempt Dividends Per Share Last 12 Months            $0.553              $0.567
Capital Gain Distributions Per Share Last 12 Months         -                   -

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/02
--------------------------------------------------------------------------------
3/31/02 TO 9/30/02                                        30-DAY SEC YIELD
     8.81%**                                                   3.43%

*  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   THIS SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
           TOTAL RETURN     =     DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS       6.60%        =          5.65%           +          0.95%
5 YEARS        6.62%        =          5.40%           +          1.22%
1 YEAR         8.79%        =          5.01%           +          3.78%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2002

-----------------------------
        TOTAL RETURN
----------------------------

9/30/1993            13.40%
9/30/1994            -5.23%
9/30/1995             9.71%
9/30/1996             6.34%
9/30/1997             9.69%
9/30/1998            10.12%
9/30/1999            -2.85%
9/30/2000             5.88%
9/30/2001            11.79%
9/30/2002             8.79%


-----------------------------
       DIVIDEND RETURN
-----------------------------

9/30/1993             6.09%
9/30/1994             4.79%
9/30/1995             6.31%
9/30/1996             5.97%
9/30/1997             6.05%
9/30/1998             5.73%
9/30/1999             4.98%
9/30/2000             5.79%
9/30/2001             5.49%
9/30/2002             5.01%


-----------------------------
    CHANGE IN SHARE PRICE
-----------------------------

9/30/1993             7.31%
9/30/1994           -10.02%
9/30/1995             3.40%
9/30/1996             0.37%
9/30/1997             3.64%
9/30/1998             4.39%
9/30/1999            -7.83%
9/30/2000             0.09%
9/30/2001             6.30%
9/30/2002             3.78%


                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

--------------------------------------------------------------------------------
          12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

                USAA NEW YORK    LIPPER NEW YORK MUNICIPAL
                  BOND FUND         DEBT FUNDS AVERAGE
                -------------    -------------------------

9/30/1993           5.27%                 5.38%
9/30/1994           5.74                  5.64
9/30/1995           5.77                  5.29
9/30/1996           5.82                  5.02
9/30/1997           5.58                  4.81
9/30/1998           5.24                  4.54
9/30/1999           5.53                  4.68
9/30/2000           5.52                  4.74
9/30/2001           4.99                  4.45
9/30/2002           4.55                  4.18


                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/93 TO 9/30/02.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                  LEHMAN BROTHERS   LIPPER NEW YORK   LIPPER NEW YORK
                 USAA NEW YORK    MUNICIPAL BOND     MUNICIPAL DEBT    MUNICIPAL DEBT
                   BOND FUND           INDEX         FUNDS AVERAGE      FUNDS INDEX
                 -------------    ---------------   ---------------   ---------------

Sep-92            $10,000.00        $10,000.00        $10,000.00        $10,000.00
Oct-92              9,790.11          9,901.55          9,832.57          9,838.92
Nov-92             10,051.61         10,079.01         10,071.34         10,076.13
Dec-92             10,163.27         10,181.92         10,189.60         10,205.64
Jan-93             10,307.73         10,300.43         10,313.40         10,334.69
Feb-93             10,691.22         10,672.87         10,717.75         10,737.63
Mar-93             10,624.61         10,560.09         10,611.25         10,633.65
Apr-93             10,736.49         10,666.50         10,724.07         10,745.98
May-93             10,798.80         10,726.39         10,798.61         10,819.79
Jun-93             10,971.36         10,905.76         10,977.53         11,001.30
Jul-93             10,989.30         10,919.78         10,978.60         11,004.08
Aug-93             11,225.67         11,147.25         11,218.28         11,240.37
Sep-93             11,340.23         11,274.37         11,338.92         11,366.17
Oct-93             11,376.76         11,296.04         11,357.29         11,387.06
Nov-93             11,269.64         11,196.32         11,230.80         11,265.90
Dec-93             11,532.03         11,432.71         11,461.93         11,497.08
Jan-94             11,658.84         11,563.34         11,582.79         11,620.56
Feb-94             11,297.38         11,263.86         11,293.02         11,333.67
Mar-94             10,696.52         10,805.08         10,793.61         10,831.86
Apr-94             10,705.51         10,896.84         10,809.71         10,837.43
May-94             10,806.61         10,991.14         10,914.28         10,941.88
Jun-94             10,746.62         10,923.92         10,843.47         10,869.00
Jul-94             10,934.30         11,124.32         11,027.42         11,052.36
Aug-94             10,958.61         11,162.87         11,066.43         11,095.07
Sep-94             10,747.44         10,999.11         10,859.71         10,888.50
Oct-94             10,495.33         10,803.81         10,634.96         10,660.11
Nov-94             10,150.08         10,608.19         10,356.33         10,367.19
Dec-94             10,489.51         10,841.72         10,642.19         10,645.71
Jan-95             10,824.26         11,151.71         10,949.53         10,947.45
Feb-95             11,190.27         11,476.04         11,297.28         11,299.32
Mar-95             11,276.30         11,607.94         11,397.47         11,403.31
Apr-95             11,318.00         11,621.64         11,409.06         11,418.16
May-95             11,661.69         11,992.48         11,783.85         11,801.60
Jun-95             11,538.05         11,887.66         11,624.75         11,645.62
Jul-95             11,593.88         12,000.13         11,697.67         11,711.54
Aug-95             11,735.79         12,152.41         11,834.72         11,848.48
Sep-95             11,791.30         12,229.20         11,894.77         11,913.47
Oct-95             12,002.06         12,406.97         12,092.18         12,116.33
Nov-95             12,265.49         12,613.10         12,336.02         12,352.15
Dec-95             12,385.16         12,734.17         12,467.21         12,479.34
Jan-96             12,435.76         12,830.38         12,528.01         12,532.73
Feb-96             12,307.47         12,743.72         12,421.87         12,419.00
Mar-96             12,140.91         12,580.92         12,222.24         12,210.61
Apr-96             12,114.76         12,545.24         12,175.40         12,159.20
May-96             12,107.10         12,540.46         12,176.05         12,159.94
Jun-96             12,252.05         12,677.14         12,308.63         12,287.91
Jul-96             12,359.99         12,791.83         12,428.54         12,404.21
Aug-96             12,317.30         12,788.96         12,401.69         12,376.85
Sep-96             12,538.72         12,967.69         12,598.65         12,577.59
Oct-96             12,679.41         13,114.25         12,721.22         12,702.78
Nov-96             12,899.21         13,354.47         12,952.62         12,926.88
Dec-96             12,846.75         13,298.08         12,892.07         12,866.44
Jan-97             12,861.31         13,323.24         12,891.63         12,861.22
Feb-97             13,004.66         13,445.58         13,007.56         12,981.06
Mar-97             12,855.46         13,266.22         12,843.67         12,812.75
Apr-97             12,988.25         13,377.41         12,957.40         12,925.67
May-97             13,202.25         13,578.76         13,156.86         13,117.07
Jun-97             13,337.99         13,723.40         13,290.42         13,250.97
Jul-97             13,698.71         14,103.48         13,703.46         13,660.61
Aug-97             13,578.16         13,971.26         13,550.51         13,499.92
Sep-97             13,754.24         14,136.93         13,706.42         13,655.91
Oct-97             13,890.67         14,228.05         13,790.89         13,737.76
Nov-97             13,986.63         14,311.84         13,871.91         13,813.25
Dec-97             14,213.14         14,520.52         14,092.67         14,046.02
Jan-98             14,335.80         14,670.26         14,235.77         14,178.79
Feb-98             14,399.41         14,674.72         14,236.27         14,177.00
Mar-98             14,428.70         14,687.78         14,243.91         14,184.79
Apr-98             14,344.11         14,621.51         14,133.79         14,075.73
May-98             14,616.23         14,852.81         14,392.42         14,325.99
Jun-98             14,697.39         14,911.43         14,449.86         14,390.08
Jul-98             14,736.88         14,948.71         14,473.98         14,413.76
Aug-98             14,953.73         15,179.69         14,721.59         14,656.12
Sep-98             15,145.67         15,368.93         14,909.57         14,838.67
Oct-98             15,081.20         15,368.61         14,857.62         14,781.72
Nov-98             15,135.74         15,422.45         14,911.34         14,830.97
Dec-98             15,162.53         15,461.32         14,944.06         14,859.17
Jan-99             15,314.36         15,645.15         15,113.18         15,023.13
Feb-99             15,236.32         15,576.97         15,029.18         14,935.25
Mar-99             15,255.11         15,598.32         15,025.70         14,939.01
Apr-99             15,294.72         15,637.19         15,064.76         14,979.12
May-99             15,183.44         15,546.71         14,944.24         14,853.96
Jun-99             14,952.80         15,323.05         14,695.60         14,599.55
Jul-99             14,950.81         15,378.81         14,718.00         14,613.77
Aug-99             14,767.05         15,255.51         14,534.43         14,421.00
Sep-99             14,713.62         15,261.88         14,485.03         14,368.53
Oct-99             14,428.06         15,096.53         14,246.37         14,121.20
Nov-99             14,514.00         15,257.10         14,404.46         14,266.35
Dec-99             14,392.70         15,143.37         14,268.35         14,122.72
Jan-00             14,312.58         15,077.42         14,163.33         14,011.95
Feb-00             14,560.63         15,252.64         14,383.03         14,222.38
Mar-00             14,919.90         15,585.89         14,743.09         14,560.58
Apr-00             14,833.54         15,493.82         14,629.60         14,447.12
May-00             14,742.39         15,413.21         14,525.16         14,350.60
Jun-00             15,188.93         15,821.65         14,938.08         14,751.21
Jul-00             15,455.02         16,041.80         15,152.73         14,965.04
Aug-00             15,708.22         16,289.03         15,389.41         15,196.85
Sep-00             15,578.06         16,204.28         15,289.37         15,097.65
Oct-00             15,807.10         16,381.10         15,464.75         15,267.40
Nov-00             15,963.23         16,505.03         15,592.50         15,389.99
Dec-00             16,531.10         16,912.83         16,056.53         15,839.56
Jan-01             16,606.62         17,080.41         16,160.59         15,947.73
Feb-01             16,706.38         17,134.57         16,214.35         16,003.56
Mar-01             16,890.77         17,288.13         16,365.95         16,150.75
Apr-01             16,599.32         17,100.80         16,157.38         15,957.94
May-01             16,802.24         17,284.95         16,339.80         16,137.18
Jun-01             16,972.99         17,400.60         16,475.06         16,266.91
Jul-01             17,282.61         17,658.34         16,731.39         16,512.66
Aug-01             17,574.91         17,949.21         17,027.47         16,799.59
Sep-01             17,414.96         17,889.00         16,856.15         16,628.86
Oct-01             17,579.47         18,102.14         17,037.81         16,811.67
Nov-01             17,459.17         17,949.53         16,869.79         16,653.46
Dec-01             17,255.83         17,779.72         16,685.89         16,472.31
Jan-02             17,566.69         18,088.12         16,977.16         16,759.60
Feb-02             17,805.16         18,306.04         17,210.23         16,986.50
Mar-02             17,417.32         17,947.30         16,876.58         16,656.55
Apr-02             17,700.15         18,298.07         17,167.02         16,940.51
May-02             17,788.16         18,409.26         17,261.44         17,031.41
Jun-02             17,976.57         18,603.92         17,428.59         17,190.93
Jul-02             18,217.58         18,843.19         17,653.73         17,415.96
Aug-02             18,463.92         19,069.71         17,876.24         17,633.10
Sep-02             18,951.57         19,487.38         18,289.44         18,029.82

                   DATA FROM 9/30/92 THROUGH 9/30/02.

                 See the following page for benchmark definitions.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY
                 SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA New York Bond Fund to the following benchmarks:

                    o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                    o The Lipper New York Municipal Debt Funds Average, an
                      average performance level of all New York municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                    o The Lipper New York Municipal Debt Funds Index, which
                      tracks the total return performance of the 30 largest funds within the Lipper New York Municipal Debt Funds category.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO]   Clifford A. Gladson, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO SEPTEMBER 30, 2002?

                 Your USAA New York Bond Fund's share price increased $0.72 or 6.33% over the last six months. This rise in share price combined with tax-exempt income distributions produced a total return of 8.81%. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.55%, well above the 4.18% average for the 101 funds in the Lipper New York Municipal Debt Funds category.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH
                 SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.) THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA NEW YORK BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MUNICIPAL NEW YORK LONG-TERM BOND FUNDS OVER THE FOLLOWING
                 TIME PERIODS ENDING 9/30/02: 89 FUNDS IN THE LAST THREE
                 YEARS, 83 FUNDS IN THE LAST FIVE YEARS, AND 38 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE MUNICIPAL NEW YORK LONG-TERM BOND FUNDS, THE USAA NEW YORK BOND FUND RECEIVED A MORNINGSTAR RATING OF 5 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS.

                 REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                           [GRAPHIC]

                 THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL NEW YORK LONG-TERM BOND FUND CATEGORY (89 FUNDS IN CATEGORY) FOR THE PERIOD ENDING SEPTEMBER 30, 2002.

                                           [GRAPHIC]

                 For the same period, the Fund is listed as a Lipper Leader for total return and tax efficiency within the New York Municipal Debt Funds category.

WHAT WERE THE BROAD MARKET CONDITIONS DURING THE PERIOD?

                 At the beginning of the period, the credit markets expected economic conditions to strengthen by the second half of 2002. The Federal Reserve Board had been supportive, cutting short-term interest rates in 2001 by a total of 4.75%. However, by July it became apparent that the economy was not responding to the monetary stimulus as quickly as expected. With no

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE LIPPER RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 10% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA NEW YORK BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF FUNDS IN THE NEW YORK MUNICIPAL DEBT FUNDS CATEGORY:
                 92 FUNDS FOR TOTAL RETURN AND 92 FUNDS FOR TAX EFFICIENCY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2002, REUTERS. ALL RIGHTS RESERVED.

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 inflationary pressures expected until mid-2003, yields on long-term bonds fell. Over the last six months, yields on 20-year high-quality municipal bonds are down 0.60%.

WHAT WERE THE IMPORTANT ISSUES FACING NEW YORK DURING THE REPORTING PERIOD?

                 Municipal issuers have not been plagued by the credit disasters that have dominated the corporate credit markets. However, all municipal governments are facing lower-than-expected tax revenues. Fortunately, most municipalities used the economic expansion of the 1990s to build up reserves, softening the impact of the economic slowdown.

HOW DO YOU SHIELD THE FUND FROM INDIVIDUAL CREDIT PROBLEMS?

                 Although I use as guidelines the credit ratings of three nationally recognized statistical rating organizations (Moody's Investors Service, Standard & Poor's Rating Services, and Fitch Ratings) for guidence, I make purchase decisions based on our independent credit analysis. USAA's team of seasoned municipal analysts carefully examines our credit exposures across a range of risks. As an added measure of protection, the Fund's assets are diversified across more than 60 individual municipal issuers. To minimize the impact of an unforseeable event, I rely on diversification - sharing in a large number of small, unrelated risks rather than a small number of large risks.

WHAT STRATEGIES DID YOU EMPLOY IN THE FUND?

                 With economic growth on hold, I slightly lengthened the Fund's weighted average maturity from 16.9 to 17.3 years. In addition, I have continued to diversify the portfolio and maintained an average credit quality rating of AA.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

                 When the recovery gains momentum, I expect longer-term rates to rise less than money market and short-term interest rates. So long as inflation remains under control, I plan to use intermediate-term rate increases to add to the Fund's tax-exempt income distributions.

                 We appreciate your confidence in us and look forward to serving you in the future.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------
To match the USAA New York Bond Fund's closing 30-day SEC yield of 3.43%, and assuming a New York state tax rate of
6.85%, and marginal federal tax rates of:  27.00%    30.00%     35.00%    38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:        5.04%     5.26%      5.66%     6.00%
--------------------------------------------------------------------------------
Assuming the same marginal federal tax rates and a combined New York state and city tax rate of 10.50%,
a fully taxable investment must pay:        5.25%     5.47%      5.90%     6.24%


                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

11

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

     PORTFOLIO RATINGS MIX
           9/30/02


AAA                  44%
AA                   31%
A                    19%
BBB                   6%


                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-17.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (PRE)  Prerefunded to a date prior to maturity.
                 (LOC)  Enhanced by a bank letter of credit.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Financial Group, Inc., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA, Inc., or Radian Asset Assurance, Inc.

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP    Certificate of Participation
                 GO     General Obligation
                 IDA    Industrial Development Authority/Agency
                 MFH    Multifamily Housing
                 MLO    Municipal Lease Obligation
                 MTA    Metropolitan Transportation Authority
                 RB     Revenue Bond

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL       MARKET
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (98.5%)

            NEW YORK
 $  1,000   Albany IDA Civic Facility RB, Series 2002A        6.00%   7/01/2019     $  1,045
    1,000   Albany Parking Auth. RB, Series 2001A             5.63    7/15/2020        1,079
    3,150   Buffalo Municipal Water Finance Auth. RB,
              Series 1998A (INS)                              5.00    7/01/2028        3,245
    1,000   Clarence IDA Civic Facility RB,
              (Bristol Village Project)                       6.00    1/20/2044        1,097
    2,200   Dormitory Auth. Court Facilities RB (MLO),
              Series 1999                                     6.00    5/15/2039        2,444
            Dormitory Auth. RB,
    2,000     Series 1994 (Gurwin Geriatric Center)           7.35    8/01/2029        2,225
    2,800     Series 1997 (Lutheran Center) (LOC)             6.05    7/01/2026        3,037
    2,000     Series 1998G (Northern General Hospital)        5.30    2/15/2019        2,108
    1,750     Series 1999 (Long Island Univ.) (INS)           5.13    9/01/2023        1,821
    3,000     Series 1999 (Pratt Institute) (INS)             6.00    7/01/2020        3,480
    1,000     Series 1999 (SUNY) (PRE)(INS)                   5.75    5/15/2024        1,191
    2,500     Series 1999A (Catholic Health Services) (INS)   5.50    7/01/2024        2,680
    4,000     Series 1999A (Upstate Community Colleges)       5.00    7/01/2019        4,191
    1,750     Series 1999B (Univ. of Rochester)               5.63    7/01/2024        1,892
    2,345     Series 2000A (City Univ. Systems) (INS)         5.13    7/01/2025        2,437
    1,000     Series 2000A (Columbia Univ.)                   5.00    7/01/2025        1,043
    4,065     Series 2000A (Univ. of Rochester)
               6.05%/6.05%, 7/1/10 (INS)(b)                   6.05    7/01/2023        2,879
      400     Series 2001 (Augustana Lutheran Home) (INS)     5.40    2/01/2031          425
    1,000     Series 2001 (D'Youville College) (INS)          5.25    7/01/2020        1,073
      500     Series 2001A (Winthrop Univ. Hospital) (INS)    5.00    7/01/2021          525
    2,470     Series 2002B (Columbia Univ.)                   5.00    7/01/2022        2,597
    1,090   Dutchess County IDA Civic Facility RB,
              Series 2000                                     5.75    8/01/2030        1,186
            Environmental Facilities Corp. RB,
      125     Series 1990B                                    7.50    3/15/2011          126
    2,420     Series 2001C                                    5.00    6/15/2021        2,546
    2,000     Series 2001C                                    5.00    6/15/2023        2,078
            Erie County GO,
    1,000     Series 2000C (INS)                              5.50    7/01/2029        1,086
      600     Series 2001A (INS)                              4.88   10/01/2018          633
    1,000     Series 2002A (INS)                              5.00    9/01/2017        1,081
       65   Groton Community Health Care Facilities RB,
              Series 1994A                                    7.45    7/15/2021           65

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL       MARKET
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            Housing Finance Agency MFH RB,
 $  1,745     Series 1992E (Secured Mortgage Program)         6.75%   8/15/2025     $  1,783
    2,440     Series 1996A (Housing Project) (INS)            6.13   11/01/2020        2,694
    4,350   Long Island Power Auth. RB, Series 1998A          5.25   12/01/2026        4,498
            Medical Care Facilities Finance Agency RB,
    2,500     Series 1994A (Community General
                Hospital of Sullivan County)                  6.25    2/15/2024        2,674
    1,735     Series 1994A (Hospital and Nursing Home
                Facilities)                                   6.50    2/15/2034        1,868
    2,000     Series 1994A (New York Hospital) (PRE)          6.90    8/15/2034        2,283
    1,965     Series 1994E (Mental Health Service) (PRE)      6.50    8/15/2024        2,183
    2,500     Series 1995A (Brookdale Hospital) (PRE)         6.85    2/15/2017        2,851
    2,395     Series 1995A (Secured Mortgage Program)         6.38   11/15/2019        2,612
    3,220   Monroe County IDA RB, Series 1998                 5.20   12/20/2039        3,340
    2,200   MTA State Service Contract RB,
              Series 2002A (INS)                              5.00    7/01/2025        2,283
            New York City GO,
    1,000     Fiscal 2002 Series D                            5.25    6/01/2022        1,044
    3,000     Series 1995B (PRE)                              7.25    8/15/2019        3,351
    1,105     Series 1997I (PRE)                              6.25    4/15/2017        1,303
    1,895     Series 1997I                                    6.25    4/15/2017        2,077
    1,000     Series 2000A                                    6.00    5/15/2020        1,120
    1,000   New York City Health and Hospital Corp. RB,
              Series 2002A (INS)                              5.00    2/15/2021        1,051
            New York City IDA RB,
    2,500     Series 1997 (YMCA)                              5.80    8/01/2016        2,662
    1,000     Series 2001 (Marymont School) (INS)             5.13    9/01/2021        1,020
            New York City Municipal Water Finance
              Auth. RB,
   22,090     Series 1998D(a)                                 5.12    6/15/2020        9,950
    1,000     Series 2001A                                    5.50    6/15/2033        1,080
    3,650   New York City Transit Auth. MTA COP,
              Series 2000A (INS)                              5.88    1/01/2030        4,130
            New York City Transitional Finance
              Auth. RB,
      800     Fiscal 2000 Series A                            5.75    8/15/2024          952
    1,000     Fiscal 2001 Series A                            5.38    2/15/2020        1,084
      440     Series 1999C (PRE)                              5.50    5/01/2025          514
      560     Series 1999C                                    5.50    5/01/2025          602
      310     Series 1999C (PRE)                              5.00    5/01/2029          353
      190     Series 1999C                                    5.00    5/01/2029          196

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL       MARKET
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
 $  3,300   Niagara Falls City School District
              COP (MLO), Series 1998                          5.38%   6/15/2028     $  3,386
    3,000   Thruway Auth. RB, Series 2002A (INS)              5.25    4/01/2016        3,328
    1,000   Triborough Bridge and Tunnel Auth. RB,
              Series 2001A                                    5.00    1/01/2032        1,032
    3,450   Ulster County Civic Facility IDA RB,
              Series 1999 (LOC)                               5.65   11/15/2024        3,601
            Urban Development Corp. RB,
    1,300     Series 2000D (INS)                              5.25    1/01/2030        1,368
    1,270     Series 2002A                                    5.38    3/15/2020        1,389
                                                                                    --------
            Total fixed-rate instruments (cost: $116,668)                            126,977
                                                                                    --------

            VARIABLE-RATE DEMAND NOTE(0.4%)

            NEW YORK
      450   Dormitory Auth. RB, Series 1993 (Oxford
              Univ. Press) (LOC) (cost: $450)                 1.95    7/01/2023          450
                                                                                    --------

            TOTAL INVESTMENTS (COST: $117,118)                                      $127,427
                                                                                    ========

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Education                                                   15.5%
Water/Sewer Utility                                         14.8
Escrowed Bonds                                              10.9
Hospital                                                    10.8
Appropriated Debt                                            8.7
Nursing/CCRC                                                 7.9
Special Assessment/Tax/Fee                                   6.5
General Obligation                                           5.5
Electric/Gas Utility                                         3.5
Multifamily Housing                                          3.5
Toll Roads                                                   3.4
Health Miscellaneous                                         2.8
Buildings                                                    2.7
Community Service                                            2.1
Other                                                        0.3
                                                            ----
Total                                                       98.9%
                                                            ====

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          to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2002, this security represented 7.7% of the Fund's net assets.

         (b) Stepped coupon note initially issued in zero-coupon form, which converts to coupon form at the date specified in the security description. Interest rates presented in the security description represent the zero-coupon effective yield at the date of purchase, followed by the coupon rate paid after the conversion. The rate presented in the coupon rate column represents the zero-coupon effective yield.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS

  Investments in securities, at market value (identified cost of $117,118)    $127,427
  Cash                                                                              71
  Receivables:
     Capital shares sold                                                             5
     Interest                                                                    1,540
                                                                              --------
        Total assets                                                           129,043
                                                                              --------
LIABILITIES

  Capital shares redeemed                                                            5
  USAA Investment Management Company                                                42
  USAA Transfer Agency Company                                                       4
  Accounts payable and accrued expenses                                             15
  Dividends on capital shares                                                      120
                                                                              --------
        Total liabilities                                                          186
                                                                              --------
           Net assets applicable to capital shares outstanding                $128,857
                                                                              ========
NET ASSETS CONSIST OF:

  Paid-in capital                                                             $121,563
  Accumulated net realized loss on investments                                  (3,015)
  Net unrealized appreciation of investments                                    10,309
                                                                              --------
           Net assets applicable to capital shares outstanding                $128,857
                                                                              ========
  Capital shares outstanding                                                    10,660
                                                                              ========
  Authorized shares of $.01 par value                                          100,000
                                                                              ========
  Net asset value, redemption price, and offering price per share             $  12.09
                                                                              ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA NEW YORK BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

  Interest income                                                   $  3,206
                                                                    --------
  Expenses:
    Management fees                                                      228
    Administrative and servicing fees                                     91
    Transfer agent's fees                                                 26
    Custodian's fees                                                      24
    Postage                                                                3
    Shareholder reporting fees                                             7
    Directors' fees                                                        2
    Registration fees                                                      2
    Professional fees                                                     19
    Other                                                                  3
                                                                    --------
      Total expenses                                                     405
    Expenses paid indirectly                                              (1)
                                                                    --------
      Net expenses                                                       404
                                                                    --------
        Net investment income                                          2,802
                                                                    --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  Net realized gain                                                       56
  Change in net unrealized appreciation/depreciation                   7,450
                                                                    --------
        Net realized and unrealized gain                               7,506
                                                                    --------
  Increase in net assets resulting from operations                  $ 10,308
                                                                    ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA NEW YORK BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2002

                                                            9/30/2002      3/31/2002
                                                           -------------------------
FROM OPERATIONS

  Net investment income                                    $    2,802     $    5,438
  Net realized gain on investments                                 56             63
  Change in net unrealized appreciation/depreciation
     of investments                                             7,450         (2,204)
                                                           -------------------------
        Increase in net assets resulting from operations       10,308          3,297
                                                           -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                        (2,802)        (5,438)
                                                           -------------------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                    10,849         31,659
  Dividend reinvestments                                        2,051          3,925
  Cost of shares redeemed                                      (6,260)       (22,015)
                                                           -------------------------
     Increase in net assets from capital share
        transactions                                            6,640         13,569
                                                           -------------------------
  Net increase in net assets                                   14,146         11,428

NET ASSETS

  Beginning of period                                         114,711        103,283
                                                           -------------------------
  End of period                                            $  128,857     $  114,711
                                                           =========================
CHANGE IN SHARES OUTSTANDING

  Shares sold                                                     932          2,726
  Shares issued for dividends reinvested                          175            340
  Shares redeemed                                                (538)        (1,896)
                                                           -------------------------
     Increase in shares outstanding                               569          1,170
                                                           =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA New York Bond Fund (the Fund). The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

              A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

23

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2002, custodian fee offset arrangements reduced expenses by $1,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

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          to FINANCIAL Statements
          (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. In addition, the USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year end of March 31, 2003, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $3,068,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

25

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          to FINANCIAL Statements
          (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2002, were $18,126,000 and $6,972,000, respectively.

         At September 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2002, were $10,309,000 and zero, respectively, resulting in net unrealized appreciation of $10,309,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is comprised of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper New York Municipal Debt Funds category.

                 The Fund's base fee accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2002, the Fund's effective base fee was 0.37% of the Fund's average net assets.

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USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------
+/-0.20% to 0.50%              +/-0.04%
+/-0.51% to 1.00%              +/-0.05%
+/-1.01% and greater           +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 During the six-month period ended September 30, 2002, the Fund paid the Manager total management fees of $228,000, which included a performance fee of $4,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended

27

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          to FINANCIAL Statements
          (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 September 30, 2002, the Fund paid the Manager administrative and servicing fees of $91,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended September 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $26,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on October 15, 1990. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of

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          to FINANCIAL Statements
          (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

         accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                    SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                                    ----------------------------------------------------------------------------------
                                        2002            2002              2001         2000          1999         1998
                                    ----------------------------------------------------------------------------------
Net asset value at
    beginning of period             $  11.37        $  11.58          $  10.79     $  11.66      $  11.62     $  10.94
                                    ----------------------------------------------------------------------------------
Income (loss) from investment
    operations:
    Net investment income                .27             .57               .59          .61           .61          .63
    Net realized and
     unrealized gain (loss)              .72            (.21)              .79         (.87)          .04          .68
                                    ----------------------------------------------------------------------------------
Total from investment operations         .99             .36              1.38         (.26)          .65         1.31
                                    ----------------------------------------------------------------------------------
Less distributions:
    From net investment income          (.27)           (.57)             (.59)        (.61)         (.61)        (.63)
                                    ----------------------------------------------------------------------------------
Net asset value at end of period    $  12.09        $  11.37          $  11.58     $  10.79      $  11.66     $  11.62
                                    ==================================================================================
Total return (%)*                       8.81            3.10             13.24        (2.20)         5.73        12.24
Net assets at end of period (000)   $128,857        $114,711          $103,283     $ 82,971      $ 88,480     $ 70,611
Ratio of expenses to
    average net assets (%)**             .67(a,c)        .61(b,c)          .50          .50           .50          .50
Ratio of expenses to average net
    assets excluding
    reimbursements (%)**                 N/A             .61(c)            .58          .57           .58          .61
Ratio of net investment income
    to average net assets (%)**         4.62(a)         4.89              5.36         5.52          5.24         5.54
Portfolio turnover (%)                  5.96            9.41             13.87        31.77         27.64        49.49

 *  Assumes reinvestment of all dividend income distributions during the period.
**  For the six-month period ended September 30, 2002, average net assets were $121,050,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the
    Fund's expense ratio to 0.50% of the Fund's average net assets.
(c) Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:
                                           -            (.02%)             N/A          N/A           N/A          N/A

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

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    9800 Fredericksburg Road
                UNDERWRITER,    San Antonio, Texas 78288
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
                                P. O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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

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